Advances to suppliers net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Advances to suppliers	$ 116,343,961	$ 48,633,604
Less: allowance for doubtful accounts	(3,176)	(3,258)
Advances to suppliers, net	116,347,137	48,636,862
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	53,405,200	7,289,180
Jingning Liannong Trading Co., Ltd
Advances to suppliers	20,231,750	16,761,798
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	15,417,317	12,521,949
Zhongjin Boda (Hangzhou) Industrial Co., Ltd
Advances to suppliers	10,964,912	0
Ningbo Runcai Supply Chain Management Co., Ltd
Advances to suppliers	10,279,605	0
Ningbo Caixiang Trading Co., Ltd.
Advances to suppliers	0	4,372,934
Others
Advances to suppliers	$ 6,048,353	$ 7,691,001